INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2012
Banking and Thrift [Abstract]
Federal Income Tax
	Year ended December 31, 2012	Year ended December 31, 2011	From January 14, 2008 (Inception) to December 31, 2012
Federal tax expense (benefit) at statutory rate	$(1,746,110)	$(1,509,635)	$(3,908,699)
State tax expense (benefit) net of federal tax effect	—	—	—
R&D Credit	(19,994)	(31,874)	(74,344)
Non-deductible expenses	88,368	(149,514)	(43,114)
Change in Valuation Allowance	1,677,736	1,664,730	3,999,864
Other	—	26,293	26,293
Total tax expense	—	—	—

Deferred Tax Asset
	Year ended December 31, 2012	Year ended December 31, 2011
Deferred tax assets:
Net operating loss carry-forward	$4,162,890	$2,384,038
Tax credit carry-forward	125,954	92,080
Accrued liabilities	419,704	258,356
Capitalized start-up costs	15,194	15,194
Depreciation	1,351	(659)
Gross Deferred Tax Assets	4,725,093	2,749,009
Valuation Allowance	$(4,725,093)	$(2,749,009)

Schedule of Unrecognized Tax Benefits
Beginning balance January 1 2012	$12,391
Increase/(decrease) of unrecognized tax benefits taken in prior years	—
Increase/(decrease) of unrecognized tax benefits related to current year	4,558
Increase/(decrease) of unrecognized tax benefits related to settlements	—
Reductions to unrecognized tax benefits related lapsing statute of limitations	—
Ending balance at December 31, 2012	$16,949